License agreements - License agreement with Scintomics GMBH (Details) - License agreement - Scintomics GMBH ("SCI")	1 Months Ended		12 Months Ended
	Nov. 30, 2019 EUR (€)	Nov. 30, 2019 USD ($)	Dec. 31, 2020 USD ($)	Nov. 30, 2019 USD ($)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Threshold prior notice period to terminate the agreement	5 months	5 months
Termination fee	€ 1,250,000	$ 1,500,000
Specified development milestones
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Aggregate milestone payments	€ 23,500,000			$ 28,600,000
Specified development milestones | Research and development expense
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Payments made			$ 1,520,000